Notes and Loans Payable (Details) (USD $)	0 Months Ended		12 Months Ended			81 Months Ended			0 Months Ended	12 Months Ended						12 Months Ended	1 Months Ended		12 Months Ended
	Sep. 29, 2011	May 20, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jun. 28, 2012	Nov. 29, 2011	Sep. 29, 2011 Director [Member]	Dec. 31, 2012 Director [Member]	Jun. 28, 2012 Director [Member]	Jan. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Nov. 29, 2011 Director [Member]	Oct. 31, 2011 Director [Member]	Dec. 31, 2011 Common Stock [Member]	Jun. 28, 2012 Convertible Notes Payable [Member]	Nov. 29, 2011 Convertible Notes Payable [Member] Individuals	Dec. 31, 2012 Convertible Notes Payable [Member]
Notes and Loans Payable (Textual)
Convertible notes payable							$ 400,000							$ 150,000				$ 400,000
Number of individuals																		2
Notes payable bearing interest		5.00%							3.00%									18.00%
Notes payable due date	May 29, 2012								Oct. 29, 2011									May 29, 2012
Conversion price of notes convertible into common stock											$ 0.10						$ 0.10	$ 0.10
Advance to company									60,000
Advance direct payment to a vendor												19,500	10,000		10,000
Loans payable									99,500
Accrued interest of notes payable																	41,800
Number of common shares issued upon conversion warrants		600	1,954														44,180
Principal, accrued interest on loans and advances of notes payable											142,046						618,520
Loan and advances aggregate amount											101,461
Advances of notes payable											1,961
Interest expense				188,000						143,557									654,123
Shares issued in connection with debt, (Shares)																8,000
Shares issued in connection with debt					60,000											8
Price per share								$ 7.50
Related amortization expense				34,000
Term at which shares amortized			Over the six month term of the notes.
Amortization				69,451		80,000
Note payable		7,500
Note issued for accounts payable						$ 7,500